Annual Total Returns[BarChart] - NVIT Multi-Manager Small Cap Value Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.07%)	20.44%	40.40%	7.02%	(6.02%)	25.93%	9.06%	(16.95%)	19.00%	5.15%